Derivatives - Schedule of Transactions hedged by Cash Flow Hedges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 11,647	€ 12,621
GBP [member] | Derivative Instrument at 6.375% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 850
Start of period	Jan-18
End of period	Jun-19
Rate applied	6.375%
Interest period	Annually
GBP [member] | Derivative Instrument at 5.875% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 375
Start of period	Jan-18
End of period	May-23
Rate applied	5.875%
Interest period	Annually
USD [member] | Derivative Instrument at 6.375% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,000
Start of period	Jan-18
End of period	Nov-33
Rate applied	6.375%
Interest period	Semiannually
USD [member] | Derivative Instrument at 5.45% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 186
Start of period	Jan-18
End of period	Oct-29
Rate applied	5.45%
Interest period	Semiannually
USD [member] | Derivative Instrument at 7.20% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,000
Start of period	Jan-18
End of period	July-36
Rate applied	7.20%
Interest period	Semiannually
USD [member] | Derivative Instrument at6.999% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 677
Start of period	Jan-18
End of period	Jun-18
Rate applied	6.999%
Interest period	Semiannually
USD [member] | Derivative Instrument at 7.175% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,000
Start of period	Jan-18
End of period	Jun-38
Rate applied	7.721%
Interest period	Semiannually
USD [member] | Derivative Instrument at 6% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 760
Start of period	Jan-18
End of period	Jun-19
Rate applied	7.175%
Interest period	Semiannually
USD [member] | Derivative Instrument at 5.303% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,000
Start of period	Jan-18
End of period	Sept-34
Rate applied	6.00%
Interest period	Semiannually
USD [member] | Derivative Instrument at 0.75% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 1,500
Start of period	Jan-18
End of period	May-24
Rate applied	5.303%
Interest period	Semiannually
USD [member] | Derivative Instrument at 1.00% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 186
Start of period	Jan-18
End of period	Oct-29
Rate applied	0.75%
Interest period	Semiannually